PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 11,858	$ 8,961	$ 5,913
Capital losses	576	62	0
Capitalized costs related to the development of internal-use software	3,013	4,019	4,931
Amortization of capitalized software development costs	3,883	2,558	$ 1,492
Net carrying value of capitalized internal-use software	$ 8,823	$ 9,693